SCHEDULE OF MAJOR CUSTOMER (Details)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Customer A [member]
IfrsStatementLineItems [Line Items]
Percentage of customers revenue	38.00%	14.00%
Customer B [member]
IfrsStatementLineItems [Line Items]
Percentage of customers revenue	31.00%
Customer C [member]
IfrsStatementLineItems [Line Items]
Percentage of customers revenue	14.00%